INCOME TAXES	12 Months Ended
Feb. 23, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8—INCOME TAXES

The provision for income taxes consisted of the following:

	2013	2012	2011
Current
Federal	$(98)	$(92)	$(39)
State	(9)	(8)	(3)

Total current	(107)	(100)	(42)
Deferred	(56)	59	(18)

Total income tax benefit	$(163)	$(41)	$(60)

The difference between the actual tax provision and the tax provision computed by applying the statutory federal income tax rate to Losses before income taxes is attributable to the following:

	2013	2012	2011
Federal taxes based on statutory rate	$(149)	$(53)	$(91)
State income taxes, net of federal benefit	(13)	(9)	(5)
Goodwill and intangible asset impairment	—	32	40
Tax contingency	1	(5)	3
Change in valuation allowance	(3)	(5)	—
Other	1	(1)	(7)

Total income tax benefit	$(163)	$(41)	$(60)

Deferred income taxes reflect the net tax effects of temporary differences between the bases of assets and liabilities for financial reporting and income tax purposes. The Company’s deferred tax assets and liabilities consisted of the following:

	2013	2012
Deferred tax assets:
Compensation and benefits	$367	$377
Self-insurance	20	24
Property, plant and equipment and capitalized lease assets	110	98
Loss on sale of discontinued operations	1,341	—
Net operating loss carryforwards	22	22
Other	104	155

Gross deferred tax assets	1,964	676
Valuation allowance	(1,358)	(12)

Total deferred tax assets	606	664

Deferred tax liabilities:
Property, plant and equipment and capitalized lease assets	(204)	(285)
Inventories	(28)	(41)
Intangible assets	(21)	(19)
Other	(19)	(3)

Total deferred tax liabilities	(272)	(348)

Net deferred tax asset	$334	$316

Net deferred tax assets of $334 as of February 23, 2013 reflect long-term deferred tax assets of $345 recorded in Deferred tax assets in the Consolidated Balance Sheets and current deferred tax liabilities of $11 recorded in Other current liabilities. Net deferred tax assets of $316 as of February 25, 2012 reflect long-term deferred tax assets of $268 recorded in Deferred tax assets in the Consolidated Balance Sheets and current deferred tax assets of $48 recorded in Other current assets.

The Company has valuation allowances to reduce deferred tax assets to the amount that is more-likely-than-not to be realized. The Company currently has state net operating loss (“NOL”) carryforwards of $448 for tax purposes. The NOL carryforwards expire beginning in 2014 and continuing through 2032 and have a $16 valuation allowance. The sale of NAI results in an allocation of tax expense between continuing and discontinued operations. Included in discontinued operations is the recognition of the additional tax basis in the shares of NAI offset by a valuation allowance on the capital loss that will result from the sale of shares. The Company has recorded a valuation allowance against the projected capital loss because there is no current evidence that the capital loss will be used prior to its expiration.

Changes in the Company’s unrecognized tax benefits consisted of the following:

	2013	2012	2011
Beginning balance	$165	$182	$133
Increase based on tax positions related to the current year	5	14	18
Decrease based on tax positions related to the current year	(1)	(1)	(1)
Increase based on tax positions related to prior years	83	21	41
Decrease based on tax positions related to prior years	(62)	(46)	(9)
Decrease due to lapse of statute of limitations	(3)	(5)	—

Ending balance	$187	$165	$182

Included in the balance of unrecognized tax benefits as of February 23, 2013, February 25, 2012 and February 26, 2011 are tax positions of $60 net of tax, $67 net of tax, and $82 net of tax, respectively, which would reduce the Company’s effective tax rate if recognized in future periods.

The Company expects to resolve $5, net, of unrecognized tax benefits within the next 12 months, representing several individually insignificant income tax positions. These unrecognized tax benefits represent items in which the Company may not prevail with certain taxing authorities, based on varying interpretations of the applicable tax law. The Company is currently in various stages of audits, appeals or other methods of review with taxing authorities from various taxing jurisdictions. The resolution of these unrecognized tax benefits would occur as a result of potential settlements from these negotiations. Based on the information available as of February 23, 2013, the Company does not anticipate significant additional changes to its unrecognized tax benefits.

The Company recognized expense related to interest and penalties, net of settlement adjustments, of $20, $2 and $10 for fiscal 2013, 2012 and 2011, respectively. In addition to the liability for unrecognized tax benefits, the Company had a liability of $60 and $40 as of February 23, 2013 and February 25, 2012, respectively, related to accrued interest and penalties for uncertain tax positions recorded in Other current liabilities and Other long-term liabilities in the Consolidated Balance Sheets. The Company settled various audits during fiscal 2013 and fiscal 2012 resulting in payments of less than $1 for interest and penalties.

The Company is currently under examination or other methods of review in several tax jurisdictions and remains subject to examination until the statute of limitations expires for the respective taxing jurisdiction or an agreement is reached between the taxing jurisdiction and the Company. As of February 23, 2013, the Company is no longer subject to federal income tax examinations for fiscal years before 2008 and in most states is no longer subject to state income tax examinations for fiscal years before 2006.